NOTES PAYABLE	12 Months Ended
Jun. 30, 2024
NOTES PAYABLE
NOTES PAYABLE

8.NOTES PAYABLE

The Company’s short-term borrowings consist primarily of land loans collateralized on specific lots for real estate sales typically paid upon delivery of the lot. The Company’s long-term borrowings are used for working capital and other general corporate purposes. Debt issuance costs related to these borrowings are immaterial.

Notes payable consisted of the following as of June 30, 2024 (in thousands):

	Original		Annual
	Amount		Interest
	Borrowed	Loan Duration	Rate	Amount
Lender 1	1,984,440	1/15/2020 - 8/31/2042	2.602%	¥1,969,759
Lender 2	2,078,000	5/30/2022 - 4/6/2026	3.905%	1,809,000
Lender 3	1,186,000	12/27/2017 - 1/25/2045	1.952%	1,186,000
Lender 4	1,120,000	3/24/2023 - 3/24/2025	2.117%	905,272
Lender 5	866,000	4/28/2023 - 9/30/2026	2.750%	866,000
Other lenders	508,815	3/23/2016 - 4/30/2052	1.00 - 5.50%	4,677,301
Aggregate outstanding principal balances				11,413,332
Less: current portion and short - term notes payable				(6,815,181)
Long - term portion of notes payable				¥4,598,151

Notes payable consisted of the following as of June 30, 2023 (in thousands):

	Original		Annual
	Amount		Interest
	Borrowed	Loan Duration	Rate	Amount
Lender 1	1,832,821	1/15/2020 - 5/31/2057	2.637%	¥1,719,187
Lender 2	1,932,800	9/27/2018 - 6/4/2025	3.797%	1,632,000
Lender 3	977,000	1/30/2023 - 7/29/2023	2.700%	957,000
Lender 4	872,400	10/21/2022 - 4/30/2025	3.692%	872,400
Lender 5	874,800	7/7/2022 - 5/30/2025	1.713%	813,800
Other lenders	5,732,645	3/23/2016 - 4/30/2052	0.46 - 6.00%	5,150,067
Aggregate outstanding principal balances				11,144,454
Less: current portion and short - term notes payable				(5,706,786)
Long - term portion of notes payable				¥5,437,668

As of June 30, 2024, the annual aggregate maturities of notes payable during each of the next five years were as follows (in thousands):

Amount
2025	¥6,805,654
2026	773,685
2027	1,816,615
2028	130,976
2029	131,349
Thereafter	1,755,053
Total notes payable	¥11,413,332

The weighted average interest rates on short-term notes payable outstanding as of June 30, 2024 and 2023 were 3.03% and 2.92%, respectively.

As of June 30, 2024 and 2023, notes payable of ¥7,422,800 thousand and ¥8,713,641 thousand are collateralized by inventories of ¥8,702,861 thousand and ¥9,997,959 thousand.

Included in real estate inventory was capitalized interest of ¥247,072 thousand, ¥250,151 thousand, and ¥304,545 thousand for the fiscal years ended June 30, 2024, 2023,and 2022, respectively. Interest activity, including other financing costs for notes payable for the periods presented is as follows (in thousands):

	For the Fiscal Years Ended June 30,
	2024	2023	2022
Interest incurred	¥488,463	¥420,336	¥326,087
Less: Amounts capitalized	(470,177)	(403,605)	(302,754)
Interest expense	¥18,286	¥16,731	¥23,333